Fair Value Measurements	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

4. Fair Value Measurements

The following is a description of the valuation methodologies used for assets measured at fair value.

Mutual funds:

Valued at the net asset value of shares held by the Plan at year end. Mutual funds held by the Plan are open-ended mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value and transact at that price and therefore are deemed to be actively traded.

Common stock of Plan Sponsor:

Valued at the year-end closing price reported on the active market on which the security is traded.

Collective Investment Trusts:

Valued at net asset value as a practical expedient to estimate fair value at year end.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024 and 2023.

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$97,002,628	$-	$-	$97,002,628
Common stock of Plan Sponsor	5,203,906	-	-	5,203,906
Total assets in the fair value hierarchy	102,206,534	-	-	102,206,534

Investments measured at net asset value	-	-	-	4,894,309
Total investments, at fair value	$102,206,534	$-	$-	$107,100,843

	Assets at Fair Value as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$87,568,889	$-	$-	$87,568,889
Common stock of Plan Sponsor	8,513,372	-	-	8,513,372
Total assets in the fair value hierarchy	96,082,261	-	-	96,082,261

Investment measured at net asset value	-	-	-	4,966,139
Total investments, at fair value	$96,082,261	$-	$-	$101,048,400

The following tables summarize investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2024 and 2023. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

			Redemption
			Frequency (If
December 31,		Unfunded	Currently	Redemption
2024	Fair Value	Commitments	Eligible)	Notice Period
Collective trust funds	$4,894,309	n/a	Daily	12 months

			Redemption
			Frequency (If
December 31,		Unfunded	Currently	Redemption
2023	Fair Value	Commitments	Eligible)	Notice Period
Collective trust fund	$4,966,139	n/a	Daily	12 months